DFA International Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio
INVESTMENT OBJECTIVE
The investment objective of the DFA International Real Estate Securities Portfolio is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses you may pay if you buy and hold shares of the DFA International Real Estate Securities Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	DFA International Real Estate Securities Portfolio Institutional Class
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	DFA International Real Estate Securities Portfolio Institutional Class
Management Fee	0.35%
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.39%

Example
This Example is meant to help you compare the cost of investing in the DFA International Real Estate Securities Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
DFA International Real Estate Securities Portfolio Institutional Class	40	125	219	493

Portfolio Turnover
The DFA International Real Estate Securities Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA International Real Estate Securities Portfolio’s performance. During the most recent fiscal year, the DFA International Real Estate Securities Portfolio’s portfolio turnover rate was 5% of the average value of its investment portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Dimensional Fund Advisors LP (the “Advisor”) believes that investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. In general, the Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The DFA International Real Estate Securities Portfolio, using a market capitalization weighted approach, purchases a broad and diverse set of securities of non-U.S. companies principally engaged in the real estate industry, including developed and emerging markets, with a particular focus on non-U.S. real estate investment trusts (“REITs”) and companies the Advisor considers to be REIT-like entities. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a real estate company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and expected profitability, as well as other factors that the Advisor determines to be appropriate, given market conditions. In assessing expected profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets. The Advisor also may limit or fix the Portfolio’s exposure to a particular country or issuer.

The Portfolio considers a company to be principally engaged in the real estate industry if the company’s principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. REIT and REIT-like entities are types of real estate companies that pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests.

The DFA International Real Estate Securities Portfolio intends to purchase securities of companies associated with developed and emerging markets countries that the Advisor has designated as approved markets for investment. As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in securities of companies in the real estate industry. The DFA International Real Estate Securities Portfolio generally considers a company to be principally engaged in the real estate industry if the company (i) derives at least 50% of its revenue or profits from the ownership, management, development, construction, or sale of residential, commercial, industrial, or other real estate; (ii) has at least 50% of the value of its assets invested in residential, commercial, industrial, or other real estate; or (iii) is organized as a REIT or REIT-like entity. The Portfolio also may invest in stapled securities, where one or more of the underlying securities represents interests in a company or subsidiary in the real estate industry.

The DFA International Real Estate Securities Portfolio may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuers domicile country. The DFA International Real Estate Securities Portfolio is authorized to use derivatives, such as futures contracts and options on futures contracts for equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The DFA International Real Estate Securities Portfolio may lend its portfolio securities to generate additional income.
PRINCIPAL RISKS
Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the DFA International Real Estate Securities Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Real Estate Securities Portfolio does not hedge foreign currency risk.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Risks of Concentrating in the Real Estate Industry: The DFA International Real Estate Securities Portfolio is concentrated in the real estate industry. The exclusive focus by the DFA International Real Estate Securities Portfolio on the real estate industry will cause the Portfolio to be exposed to the general risks of direct real estate ownership. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, and tax and regulatory requirements. Also, the value of securities in the real estate industry may decline with changes in interest rates. Investing in REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, many foreign REIT-like entities are deemed for tax purposes as passive foreign investment companies (PFICs), which could result in the receipt of taxable dividends to shareholders at an unfavorable tax rate. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. The performance of the DFA International Real Estate Securities Portfolio may be materially different from the broad equity market.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade in and generally have higher risks than those in developed markets. Securities in emerging markets also may be less liquid than those in developed markets and foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the DFA International Real Estate Securities Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Real Estate Securities Portfolio may lose money and there may be a delay in recovering the loaned securities. The DFA International Real Estate Securities Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.
PERFORMANCE
The bar chart and table immediately following illustrate the variability of the DFA International Real Estate Securities Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the DFA International Real Estate Securities Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and since inception returns, both before and after taxes, compare with those of a broad measure of market performance. The DFA International Real Estate Securities Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

The after-tax returns presented in the table for the DFA International Real Estate Securities Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale.
DFA International Real Estate Securities Portfolio Institutional Class Shares Total Returns (%)

January 2008-December 2013
Highest Quarter	Lowest Quarter
28.61 (7/09-9/09)	-33.03 (10/08-12/08)

Periods ending December 31, 2013 Annualized Returns (%)
Average Annual Total Returns DFA International Real Estate Securities Portfolio		One Year	Five Years	Since Inception	Inception Date
Institutional Class		2.27%	15.29%	(1.84%)	Mar. 01, 2007
Institutional Class Return After Taxes on Distributions		0.09%	11.87%	(4.33%)	Mar. 01, 2007
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares		1.32%	10.95%	(2.20%)	Mar. 01, 2007
S&P Global ex US REIT Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	2.36%	14.79%	(2.02%)
[1]	Copyright© 2010 Standard & Poor's Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. All rights reserved.